Debt Securities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Unsubordinated Debt Securities Outstanding [Abstract]
Summary of Breakdown of the Global Programs for the Issuance of Debt Securities outstanding
The following is a breakdown of the Global Programs for the Issuance of Debt securities outstanding:

Company	Authorized Amount(*)		Type of Debt Securities	Program Term	Approval Date by Shareholders’ Meeting	CNV Approval
Grupo Financiero Galicia S.A.	US$	100,000	Simple debt securities not convertible into shares	5 years	03.09.09 confirmed on 08.02.12	Resolution No. 16113 dated 04.29.09 and extended by Resolution No. 17343 dated 05.08.14 and Provision No. DI-2019-63-APN-GE#CNV dated 08.06.19. Authorization of Increase, Resolution No. 17,064 dated 04.25.13
Banco de Galicia y Buenos Aires S.A.U.	US$	2,100,000	Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.	5 years	04.28.05, 04.14.10, 04.29.15, 11.09.16 and 04.28.20	Resolution No. 15228 dated 11.04.05 and extended through Resolution No. 16454 dated 11.11.10 and Resolution No. 17883 dated 11.20.15 and Resolution No. DI-2020-53-APN-GE#CNV dated 11.24.20. Increase of the amount approved by Resolutions No. 17883 dated 11.20.15, No. 18081 dated 06.10.16, No. 18480 dated 01.26.17 and No. 19520 dated 05.17.18
Banco de Galicia y Buenos Aires S.A.U.	US$	2,100,000	Simple debt securities not convertible into shares	—	04.25.19	Frequent Issuer Registration No. 11, granted by Resolution No. RESCFC-2019-2055-APN-DIR#CNV, dated 11/13/19 of CNV´s Board of Directors
Tarjeta Naranja S.A.U.	US$	1,000,000	Simple debt securities, not convertible into shares	5 years	03.08.12	Resolution No. 15220 dated 07.14.05 and extended through Resolution No. 17676 dated 05.21.15 and No. DI2020-20-APNGE#CNV dated 03.18.20. Increase of the amount approved by Resolutions No. 15.361 dated 03.23.06, 15.785 dated 11.16.07, 16.571 dated 05.24.11, 16.822 dated 05.23.12 and 19.508 dated 05.10.18
(*) Or its equivalent in any other currency.
Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs
The Company has the following Unsubordinated Debt securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2022, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Term	Maturity Date	Rate	Book Value(*) as of 12.31.22
Banco de Galicia y Buenos Aires S.A.U.	09.12.22	Ps.	XII	5,829,400	6 months	03.12.23	Badlar + —%	5,931,970
Tarjeta Naranja S.A.U.	05.13.21	Ps.	XLIX Serie II	1,246,500	730 days	08.13.23	Badlar + 7.24%	1,780,394
Tarjeta Naranja S.A.U.	01.31.22	Ps.	LI Serie I	2,715,058	365 days	01.31.23	Badlar + 3.99%	3,051,414
Tarjeta Naranja S.A.U.	01.31.22	Ps.	LI Serie II	3,284,942	730 days	01.31.23	Badlar + 6.00%	3,640,545
Tarjeta Naranja S.A.U.	04.07.22	Ps.	LIII Serie I	4,532,644	365 days	04.07.23	Badlar + 3.75%	5,279,564
Tarjeta Naranja S.A.U.	04.07.22	Ps.	LIII Serie II	4,192,612	730 days	04.07.24	Badlar + 5.25%	4,817,767
Tarjeta Naranja S.A.U.	07.05.22	Ps.	LIV Serie I	3,220,141	365 days	07.05.23	Badlar + 2.85%	3,771,036
Tarjeta Naranja S.A.U.	07.05.22	Ps.	LIV Serie II	4,779,859	730 days	07.05.24	Badlar + 4.99%	5,468,838
Tarjeta Naranja S.A.U.	08.09.22	Ps.	LV Serie I	6,968,538	270 days	05.09.23	Badlar + —%	6,763,376
Tarjeta Naranja S.A.U.	08.09.22	Ps.	LV Serie II	10,141,234	548 days	02.09.24	Badlar + 3.00%	8,361,826
Tarjeta Naranja S.A.U.	11.04.22	Ps.	LVII	8,437,300	365 days	11.04.23	Badlar + 4.50%	9,176,588
Tarjeta Naranja S.A.U.	04.04.21	US$	XLVII	8,500	742 days	04.28.23	7.00%	1,524,768
Tarjeta Naranja S.A.U.	03.22.22	US$	LII	7,500	770 days	04.30.24	5.00%	1,332,845
Total								60,900,931
(*)    It includes principal and interest.
On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months. The Green Bond has a 36-month grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months. As of December 31, 2022, the carrying amount of the Green Bond totals Ps.6,402,396, and it amounted to Ps.8,985,121 as of December 31, 2021.
The Company has the following Unsubordinated Debt Securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2021, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Term	Maturity Date	Rate	Book Value(*) as of 12.31.21
Banco de Galicia y Buenos Aires S.A.U.	08.19.21	Ps.	IX	1,625,968	12 months	08.19.22	Badlar + 3.00%	3,252,764
Banco de Galicia y Buenos Aires S.A.U.	08.19.21	Ps.	X	1,349,672	9 months	05.19.22	Fija 41.00%	2,072,483
Tarjeta Naranja S.A.U.	04.11.17	Ps.	XXXVII	3,845,700	1826 days	04.11.22	Tasa mínima 15.00% / Badlar + 3.50%	2,602,729
Tarjeta Naranja S.A.U.	07.08.20	Ps.	XLIV	3,574,897	549 days	01.08.22	Badlar + 4.00%	1,292,537
Tarjeta Naranja S.A.U.	12.18.20	Ps.	XLV	3,057,000	365 days	12.18.22	Badlar + 5.00%	10,624
Tarjeta Naranja S.A.U.	02.17.21	Ps.	XLVI	4,000,000	365 days	02.17.22	Badlar + 4.72%	8,103,724
Tarjeta Naranja S.A.U.	04.26.21	Ps.	XLVIII	5,001,000	365 days	04.26.22	Badlar + 5.00%	10,238,961
Tarjeta Naranja S.A.U.	08.13.21	Ps.	XLIX Serie I	2,712,000	365 days	08.13.22	Badlar + 5.50%	4,814,617
Tarjeta Naranja S.A.U.	08.13.21	Ps.	XLIX Serie II	1,246,500	730 days	08.13.23	Badlar + 7.24%	3,363,075
Tarjeta Naranja S.A.U.	11.10.21	Ps.	L	4,050,000	365 days	11.10.22	Badlar + 5.00%	8,037,454
Tarjeta Naranja S.A.U.	04.04.21	US$	XLVII	8,500	742 days	04.28.23	7%	1,713,023
Total								45,501,991
(*)    It includes principal and interest.

Summary of Repurchases of Own Debt Securities
The repurchases of Own Debt securities as of the indicated dates are as follows:

Company	ON Class	Nominal Value as of 12.31.22	Book Value(*) as of 12.31.22
Banco de Galicia y Buenos Aires S.A.U.	XII	40,000	48,205
Tarjeta Naranja S.A.U.	XLVII	2	383
Tarjeta Naranja S.A.U.	XLIX Serie II	57,000	64,429
Tarjeta Naranja S.A.U.	LI Serie I	8,703	9,763
Tarjeta Naranja S.A.U.	LI Serie II	50,000	57,853
Tarjeta Naranja S.A.U.	LII	13	2,216
Tarjeta Naranja S.A.U.	LIII Serie I	50,000	58,172
Tarjeta Naranja S.A.U.	LIII Serie II	100,000	116,667
Tarjeta Naranja S.A.U.	LIV Serie I	170	197
Tarjeta Naranja S.A.U.	LIV Serie II	135,000	151,875
Tarjeta Naranja S.A.U.	LV Serie I	831,590	892,027
Tarjeta Naranja S.A.U.	LV Serie II	2,585,727	2,807,435
Tarjeta Naranja S.A.U.	LVII	189,000	211,303
Total			4,420,525
(*)    It includes principal and interest.

Company	ON Class	Nominal Value as of 12.31.21	Book Value(*) as of 12.31.21
Tarjeta Naranja S.A.U.	XXXVII	9,820	106,297
Tarjeta Naranja S.A.U.	XLIV	70,000	44,058
Tarjeta Naranja S.A.U.	XLVI	38,000	77,329
Tarjeta Naranja S.A.U.	XLVIII	99,300	200,224
Tarjeta Naranja S.A.U.	XLIX Serie I	355,000	724,023
Tarjeta Naranja S.A.U.	XLIX Serie II	27,000	55,360
Tarjeta Naranja S.A.U.	L	125,479	255,017
Total			1,462,308
(*) It includes principal and interest.